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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:   December 31, 2012

Check here if Amendment [_]; Amendment Number:__________

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Harry S. Gruner
Address:  c/o JMI Management, Inc.
          100 International Drive
          Suite 19100
          Baltimore, Maryland 21202

Form 13F File Number:   28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Harry S. Gruner
Title: Co-Trustee
Phone: 410-951-0200

Signature, Place, and Date of Signing:

 /s/ Harry S. Gruner       Baltimore, Maryland        February 14, 2013
-------------------------  -------------------------  -------------------------

Report Type (Check only one.)

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings of this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of other managers reporting for this manager:

Form 13F File Number                   Name
28-________                            Paul V. Barber

28-________                            Charles E. Noell III

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 14

Form 13F Information Table Value Total: $1,121,239 (x 1000)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                        Form 13F File Number       Name
1                          28-_______                 Paul V. Barber

2                          28-_______                 Charles E. Noell III

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
COLUMN 1                       COLUMN 2 COLUMN 3       COLUMN 4       COLUMN 5  COLUMN 6  COLUMN 7         COLUMN 8
--------                       -------- --------- ------------------- -------- ---------- -------- -------------------------
                               Title of            Value    Shares/   Sh/ Put/ Investment  Other       Voting Authority
Name of Issuer                  class    CUSIP    (x$1000)  Prn Amt   Prn Call Discretion Managers   Sole      Shared   None
--------------                 -------- --------- -------- ---------- --- ---- ---------- -------- --------- ---------- ----
SERVICENOW....................   COM    81762P102 518,026  17,250,310 SH        Defined     1,2              17,250,310
SERVICENOW....................   COM    81762P102 129,506   4,312,577 SH        Defined     1,2               4,312,577
SERVICENOW....................   COM    81762P102  30,003     999,119 SH        Defined     1,2                 999,119
SERVICENOW....................   COM    81762P102   7,500     249,780 SH        Defined     1,2                 249,780
SERVICENOW....................   COM    81762P102 137,301   4,572,146 SH        Defined     1,2               4,572,146
SERVICENOW....................   COM    81762P102  34,325   1,143,036 SH        Defined     1,2               1,143,036
SERVICENOW....................   COM    81762P102  10,872     362,066 SH        Defined     1,2                 362,066
SERVICENOW....................   COM    81762P102   2,718      90,516 SH        Defined     1,2                  90,516
SERVICENOW....................   COM    81762P102  43,842   1,459,951 SH         Sole              1,459,951
SERVICENOW....................   COM    81762P102  10,960     364,988 SH        Defined     1,2                 364,988
ELOQUA........................   COM    290139104 145,427   6,164,809 SH        Defined     1,2               6,164,809
ELOQUA........................   COM    290139104  36,356   1,541,202 SH        Defined     1,2               1,541,202
ELOQUA........................   COM    290139104  11,516     488,192 SH        Defined     1,2                 488,192
ELOQUA........................   COM    290139104   2,879     122,048 SH        Defined     1,2                 122,048